Summary of Significant Accounting Policies - Schedule of Disaggregation of Our Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue from contract with customer	$ 60,529	$ 70,993
Revenue	60,529	70,993
Advertising revenue [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue from contract with customer	60,507	70,955
CHEERS e-Mall marketplace service revenue [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue from contract with customer	19	36
Other revenue [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue from contract with customer	3	2
Services transferred over time [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue from contract with customer	60,507	70,955
Services transferred at a point in time [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue from contract with customer	19	36
Goods transferred at a point in time [Member]
Schedule of Disaggregation of Our Revenue [Line Items]
Revenue from contract with customer	$ 3	$ 2